Hawaiian Tax-Free Trust

Schedule of Investments

June 30, 2022

(unaudited)

Principal Amount	General Obligation Bonds (36.9%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (22.6%)

	City and County of Honolulu, Hawaii, Series A
$ 1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$ 1,039,640
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,266,370
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	5,493,926
1,735,000	5.000%, 10/01/29	Aa1/NR/AA+	1,868,716
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,390,636
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,067,420

	City and County of Honolulu, Hawaii, Series 2018A
1,130,000	5.000%, 09/01/32	Aa1/NR/AA+	1,265,645

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,630,320
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,175,381

	City and County of Honolulu, Hawaii, Series 2020A, Rail Transit Project
500,000	4.000%, 09/01/36	Aa1/NR/AA+	513,295
640,000	4.000%, 09/01/39	Aa1/NR/AA+	648,480
500,000	4.000%, 09/01/40	Aa1/NR/AA+	505,940

	City and County of Honolulu, Hawaii, Series 2021A
1,405,000	4.000%, 07/01/34	Aa1/NR/AA+	1,476,683

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,217,133
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,026,850
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,035,300
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,026,800

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,314,050

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,205,750

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	2,973,370
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	2,983,348
2,095,000	5.000%, 10/01/27	Aa1/NR/AA+	2,269,388
4,510,000	5.000%, 10/01/28	Aa1/NR/AA+	4,870,214
575,000	5.000%, 10/01/29	Aa1/NR/AA+	619,315

	City and County of Honolulu, Hawaii, Series 2019C
$ 1,075,000	4.000%, 08/01/26	Aa1/NR/AA+	$ 1,148,455
1,020,000	4.000%, 08/01/29	Aa1/NR/AA+	1,112,065
3,000,000	4.000%, 08/01/36	Aa1/NR/AA+	3,075,000
1,565,000	4.000%, 08/01/43	Aa1/NR/AA+	1,568,615

	City and County of Honolulu, Hawaii, Series 2020C
2,000,000	4.000%, 07/01/36	Aa1/NR/AA+	2,056,040
1,000,000	3.000%, 07/01/37	Aa1/NR/AA+	909,590
1,000,000	4.000%, 07/01/39	Aa1/NR/AA+	1,014,470

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,034,960

	City and County of Honolulu, Hawaii, Series 2020F
175,000	5.000%, 07/01/33	Aa1/NR/AA+	198,970
1,250,000	5.000%, 07/01/35	Aa1/NR/AA+	1,405,763

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA/NR	1,627,920

	County of Hawaii, 2016-Series A
1,095,000	4.000%, 09/01/35	Aa2/AA/NR	1,131,737

	County of Hawaii, 2017-Series A
2,365,000	5.000%, 09/01/27	Aa2/NR/AA+	2,641,942
1,970,000	5.000%, 09/01/28	Aa2/NR/AA+	2,189,655
4,175,000	5.000%, 09/01/29	Aa2/NR/AA+	4,626,902

	County of Hawaii, 2016-Series C
370,000	5.000%, 09/01/27	Aa2/AA/NR	404,795

	County of Hawaii, 2017-Series D
2,445,000	4.000%, 09/01/28	Aa2/NR/AA+	2,600,282
1,000,000	4.000%, 09/01/31	Aa2/NR/AA+	1,046,910

	County of Hawaii, 2020-Series A
1,050,000	5.000%, 09/01/25	Aa2/AA/AA+	1,139,544
2,000,000	5.000%, 09/01/29	Aa2/AA/AA+	2,311,220
2,250,000	5.000%, 09/01/31	Aa2/AA/AA+	2,616,750
1,000,000	5.000%, 09/01/37	Aa2/AA/AA+	1,133,150

	County of Kauai, Hawaii, 2017 Series
250,000	4.000%, 08/01/22	Aa2/NR/AA	250,510
300,000	3.000%, 08/01/24	Aa2/NR/AA	305,679
295,000	5.000%, 08/01/25	Aa2/NR/AA	319,877
235,000	5.000%, 08/01/26	Aa2/NR/AA	259,673
285,000	5.000%, 08/01/28	Aa2/NR/AA	320,349
825,000	2.500%, 08/01/29	Aa2/NR/AA	814,712
385,000	5.000%, 08/01/30	Aa2/NR/AA	430,992
200,000	4.000%, 08/01/32	Aa2/NR/AA	209,782
200,000	5.000%, 08/01/37	Aa2/NR/AA	218,896

	County of Kauai, Hawaii, 2021A Series
1,000,000	5.000%, 08/01/23	Aa2/NR/AA	1,034,930

	County of Maui, Hawaii
$ 1,045,000	3.000%, 06/01/27	Aa1/AA+/AA+	$ 1,051,970
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,010,880

	County of Maui, Hawaii, Series 2014 Refunding
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,045,805
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,243,775

	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	4,612,816
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	5,735,004

	County of Maui, Hawaii, Series 2020
800,000	3.000%, 03/01/31	Aa1/AA+/AA+	801,496
1,250,000	5.000%, 03/01/33	Aa1/AA+/AA+	1,421,063
1,275,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,445,684
1,000,000	5.000%, 03/01/34	Aa1/AA+/AA+	1,149,200

	County of Maui, Hawaii, Series 2021
1,000,000	4.000%, 03/01/37	Aa1/AA+/AA+	1,046,430

	Total City & County		124,608,228

	State (14.3%)

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa2/AA+/AA	2,115,328

	State of Hawaii, Series EO
3,410,000	5.000%, 08/01/27	NR/AA+/AA	3,604,063
1,735,000	5.000%, 08/01/28	NR/AA+/AA	1,828,308
1,475,000	5.000%, 08/01/29	NR/AA+/AA	1,554,016

	State of Hawaii, Series EO, Refunding
3,195,000	5.000%, 08/01/30	Aa2/AA+/AA	3,364,175

	State of Hawaii, Series EP, Refunding
5,075,000	5.000%, 08/01/23	Aa2/AA+/AA	5,249,529
5,000,000	5.000%, 08/01/24	Aa2/AA+/AA	5,303,350

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa2/AA+/AA	2,266,041

	State of Hawaii, Series FB
6,225,000	5.000%, 04/01/27	Aa2/AA+/AA	6,825,713
2,255,000	4.000%, 04/01/29	Aa2/AA+/AA	2,369,577

	State of Hawaii, Series FG
1,265,000	5.000%, 10/01/28	Aa2/AA+/AA	1,392,588

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa2/AA+/AA	898,252
4,055,000	5.000%, 10/01/28	Aa2/AA+/AA	4,463,987
6,460,000	4.000%, 10/01/30	Aa2/AA+/AA	6,795,855

	State of Hawaii, Series FN
$ 2,515,000	5.000%, 10/01/29	Aa2/AA+/AA	$ 2,808,425
1,215,000	5.000%, 10/01/31	Aa2/AA+/AA	1,347,326

	State of Hawaii, Series FT
10,100,000	5.000%, 01/01/29	Aa2/AA+/AA	11,336,038
1,680,000	5.000%, 01/01/30	Aa2/AA+/AA	1,877,568
4,100,000	5.000%, 01/01/33	Aa2/AA+/AA	4,538,987
1,095,000	5.000%, 01/01/38	Aa2/AA+/AA	1,196,923

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa2/AA+/AA	3,139,140
4,000,000	4.000%, 01/01/25	Aa2/AA+/AA	4,188,120
400,000	5.000%, 01/01/39	Aa2/AA+/NR	439,956

	Total State		78,903,265

	Total General Obligation Bonds		203,511,493

	Revenue Bonds (44.7%)

	Airport (5.7%)

	State of Hawaii Airport System Revenue Refunding, AMT
3,000,000	5.000%, 07/01/45	A1/A+/A+	3,078,720

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/A+/A+	4,358,320
2,000,000	5.000%, 07/01/32	A1/A+/A+	2,143,000

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/A+/A+	2,146,180

	State of Hawaii Airport System Revenue, Series 2015A, AMT
2,000,000	5.000%, 07/01/41	A1/A+/A+	2,061,760

	State of Hawaii Airport System Revenue, Series 2020A, AMT
3,000,000	5.000%, 07/01/32	A1/A+/A+	3,276,360

	State of Hawaii Airport System Revenue, Series 2022A, AMT
10,000,000	5.000%, 07/01/51	A1/A+/A+	10,524,700

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
360,000	5.000%, 08/01/23	A2/A/A	370,242
3,435,000	5.250%, 08/01/25	A2/A/A	3,527,676

	Total Airport		31,486,958

	Education (5.1%)

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute) Series 2020
$ 340,000	4.000%, 01/01/28	NR/BBB+/NR	$ 340,027
360,000	4.000%, 01/01/29	NR/BBB+/NR	357,696
270,000	4.000%, 01/01/32	NR/BBB+/NR	261,033
540,000	4.000%, 01/01/33	NR/BBB+/NR	519,053
435,000	3.000%, 01/01/34	NR/BBB+/NR	365,726
300,000	3.000%, 01/01/35	NR/BBB+/NR	248,379
280,000	3.000%, 01/01/36	NR/BBB+/NR	228,399

	University of Hawaii, Revenue Refunding, Medical School, Series E
4,635,000	5.000%, 10/01/29	Aa3/NR/AA	5,080,933
3,825,000	5.000%, 10/01/31	Aa3/NR/AA	4,167,299

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa3/NR/AA	1,083,823
1,250,000	4.000%, 10/01/24	Aa3/NR/AA	1,301,138
1,125,000	5.000%, 10/01/25	Aa3/NR/AA	1,221,210
1,065,000	5.000%, 10/01/26	Aa3/NR/AA	1,155,738

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa3/NR/AA	1,731,404
1,335,000	5.000%, 10/01/29	Aa3/NR/AA	1,486,816
2,080,000	5.000%, 10/01/30	Aa3/NR/AA	2,307,531
2,690,000	5.000%, 10/01/31	Aa3/NR/AA	2,968,281

	University of Hawaii, 2017B, Refunding
1,000,000	3.000%, 10/01/28	Aa3/NR/AA	1,010,750

	University of Hawaii, 2020B, Refunding
230,000	5.000%, 10/01/23	Aa3/NR/AA	239,087

	University of Hawaii, 2020D, Refunding
2,000,000	4.000%, 10/01/33	Aa3/NR/AA	2,105,640

	Total Education		28,179,963

	Housing (0.3%)

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,825,493

	Medical (6.9%)

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
200,000	5.000%, 07/01/22	A1/NR/AA-	200,000
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,030,380
685,000	5.000%, 07/01/25	A1/NR/AA-	704,879
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,393,780
280,000	5.000%, 07/01/28	A1/NR/AA-	287,958
3,895,000	6.000%, 07/01/33	A1/NR/AA-	4,049,086
20,000	5.500%, 07/01/43	A1/NR/AA-	20,606

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
$ 225,000	5.000%, 07/01/30	A1/NR/AA-	$ 231,305
590,000	5.125%, 07/01/31	A1/NR/AA-	607,134

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
1,105,000	5.000%, 07/01/23	A1/AA-/AA	1,140,813
3,120,000	5.000%, 07/01/25	A1/AA-/AA	3,352,690
1,715,000	5.000%, 07/01/26	A1/AA-/AA	1,843,985
2,400,000	5.000%, 07/01/27	A1/AA-/AA	2,574,864
850,000	5.000%, 07/01/28	A1/AA-/AA	907,044
15,520,000	5.000%, 07/01/35	A1/AA-/AA	16,184,722

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/A+	3,607,175

	Total Medical		38,136,421

	Transportation (8.8%)

	State of Hawaii Harbor System, Series 2020A, AMT
1,000,000	4.000%, 07/01/33	Aa3/NR/AA-	1,037,780
495,000	4.000%, 07/01/35	Aa3/NR/AA-	504,554
10,000,000	4.000%, 07/01/36	Aa3/NR/AA-	10,106,800
9,000,000	4.000%, 07/01/37	Aa3/NR/AA-	9,075,690

	State of Hawaii Harbor System, Series 2020C
300,000	5.000%, 07/01/29	Aa3/NR/AA-	342,915
200,000	4.000%, 07/01/34	Aa3/NR/AA-	209,928
560,000	4.000%, 07/01/37	Aa3/NR/AA-	580,294
875,000	4.000%, 07/01/38	Aa3/NR/AA-	889,341

	State of Hawaii Highway Revenue, Series A
1,000,000	5.000%, 01/01/25	Aa2/AA+/AA	1,057,510
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	5,510,050
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,460,150
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	4,952,635
1,000,000	5.000%, 01/01/32	Aa2/AA+/NR	1,121,990

	State of Hawaii Highway Revenue, Series 2021
1,010,000	5.000%, 01/01/35	Aa2/AA+/NR	1,147,956
2,800,000	5.000%, 01/01/37	Aa2/AA+/NR	3,159,520
3,000,000	5.000%, 01/01/39	Aa2/AA+/NR	3,365,850

	Total Transportation		48,522,963

	Utility (4.6%)

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
10,360,000	3.100%, 05/01/26	Baa1/NR/A-	10,293,178

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
$ 4,000,000	4.000%, 03/01/37	Baa1/NR/A-	$ 3,884,560

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015
6,300,000	3.200%, 07/01/39	Baa1/NR/A-	5,255,901

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2015, AMT
500,000	3.250%, 01/01/25	Baa1/NR/A-	501,880

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series 2019, AMT
7,000,000	3.500%, 10/01/49	Baa1/NR/A-	5,577,250

	Total Utility		25,512,769

	Water & Sewer (12.2%)

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,032,710
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,089,235

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2020A
500,000	5.000%, 07/01/27	NR/AAA/AA+	561,360
1,565,000	5.000%, 07/01/33	NR/AAA/AA+	1,785,305
2,105,000	4.000%, 07/01/36	NR/AAA/AA+	2,201,199
1,890,000	4.000%, 07/01/37	NR/AAA/AA+	1,971,913
2,060,000	4.000%, 07/01/39	NR/AAA/AA+	2,089,808

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2021A
500,000	5.000%, 07/01/32	NR/AAA/AA+	580,430
525,000	5.000%, 07/01/33	NR/AAA/AA+	606,979
35,000	4.000%, 07/01/39	NR/AAA/AA+	35,560
2,565,000	4.000%, 07/01/46	NR/AAA/AA+	2,551,149

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2022A
10,000,000	4.000%, 07/01/47	NR/AAA/AA+	9,924,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,117,040
2,095,000	5.000%, 07/01/25	Aa2/NR/AA	2,268,906

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,085,000	5.000%, 07/01/34	Aa2/NR/AA	2,257,930

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016B
635,000	5.000%, 07/01/35	Aa2/NR/AA	686,918

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
$ 6,000,000	5.000%, 07/01/36	Aa2/NR/AA	$ 6,589,320

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019A
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,222,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2019B
1,000,000	4.000%, 07/01/34	Aa2/NR/AA	1,044,110
2,700,000	4.000%, 07/01/38	Aa2/NR/AA	2,739,393

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2022A Green Bond
10,000,000	5.250%, 07/01/51	Aa2/NR/AA	11,395,000
4,360,000	5.000%, 07/01/51	Aa2/NR/NR	4,877,358

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,313,960

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2019A
1,375,000	3.000%, 07/01/26	Aa3/NR/AA-	1,404,838

	Total Water & Sewer		67,346,421

	Other (1.1%)

	Hawaii State Department of Hawaiian Home Lands, Series 2017
600,000	5.000%, 04/01/23	A1/NR/NR	614,658
500,000	5.000%, 04/01/24	A1/NR/NR	525,000
945,000	5.000%, 04/01/26	A1/NR/NR	1,034,066
905,000	5.000%, 04/01/29	A1/NR/NR	996,251
840,000	5.000%, 04/01/30	A1/NR/NR	920,783

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
330,000	5.000%, 11/01/24	Aa3/NR/NR	350,955
145,000	5.000%, 11/01/25	Aa3/NR/NR	157,422
1,115,000	5.000%, 11/01/27	Aa3/NR/NR	1,252,803

	Total Other		5,851,938

	Total Revenue Bonds		246,862,926

	Pre-Refunded Bonds (16.6%)††

	Pre-Refunded General Obligation Bonds (10.9%)

	City & County (4.6%)

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
$ 5,000,000	5.000%, 11/01/27	Aa1/NR/NR	$ 5,058,450
5,000,000	5.000%, 11/01/31	Aa1/NR/NR	5,058,450
5,000,000	5.000%, 11/01/32	Aa1/NR/NR	5,058,450

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA/AA+	1,508,790

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA/AA+	502,930
1,000,000	5.000%, 09/01/25	Aa2/AA/AA+	1,005,860
1,000,000	5.000%, 09/01/27	Aa2/AA/AA+	1,005,860
1,000,000	5.000%, 09/01/28	Aa2/AA/AA+	1,005,860

	County of Kauai, Hawaii, Refunding, Series A
1,300,000	4.000%, 08/01/24	Aa2/AA/NR	1,302,626
970,000	3.000%, 08/01/25	Aa2/AA/NR	971,261
615,000	3.000%, 08/01/26	Aa2/AA/NR	615,800
2,280,000	4.500%, 08/01/28	Aa2/AA/NR	2,285,426
345,000	5.000%, 08/01/29	Aa2/AA/NR	345,949

	Total City & County		25,725,712

	State (6.3%)

	State of Hawaii, Series EE
2,915,000	5.000%, 11/01/25	Aa2/AA+/AA	2,949,543

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa2/AA+/NR	80,948
45,000	5.000%, 11/01/24	NR/NR/NR*	45,533
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,413,262
40,000	5.000%, 11/01/26	NR/NR/NR*	40,474
70,000	5.000%, 11/01/27	NR/NR/NR*	70,830
220,000	5.000%, 11/01/27	Aa2/AA+/NR	222,607

	State of Hawaii, Series EH
4,375,000	5.000%, 08/01/25	Aa2/AA+/AA	4,528,781

	State of Hawaii, Series EH
5,000	5.000%, 08/01/30	NR/NR/NR*	5,176

	State of Hawaii, Series EH
2,000,000	5.000%, 08/01/30	NR/NR/NR*	2,070,300

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
$ 1,800,000	5.000%, 08/01/27	Aa2/AA+/NR	$ 1,863,270

	State of Hawaii, Series EO
590,000	5.000%, 08/01/27	NR/NR/NR*	624,810
265,000	5.000%, 08/01/28	NR/NR/NR*	280,635
570,000	5.000%, 08/01/29	NR/NR/NR*	603,630

	State of Hawaii, Series EP, Refunding
5,280,000	5.000%, 08/01/25	Aa2/AA+/AA	5,602,555
5,300,000	5.000%, 08/01/26	Aa2/AA+/AA	5,623,777

	State of Hawaii, Series ET
2,070,000	5.000%, 10/01/30	Aa2/AA+/AA	2,255,162
5,000,000	5.000%, 10/01/31	Aa2/AA+/AA	5,447,250

	Total State		34,728,543

	Total Pre-Refunded General Obligation Bonds		60,454,255

	Pre-Refunded Revenue Bonds (5.7%)

	Water & Sewer (5.7%)

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
2,795,000	4.500%, 07/01/29	Aa2/NR/AA+	2,795,000
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	4,955,000
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,040,000

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	1,900,761
875,000	5.000%, 07/01/27	Aa2/NR/AA+	926,555
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,853,110

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series 2014A
360,000	5.000%, 07/01/29	Aa2/NR/AA+	381,211

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/NR	1,000,000
1,000,000	5.000%, 07/01/31	Aa2/NR/NR	1,000,000
1,500,000	5.000%, 07/01/32	Aa2/NR/NR	1,500,000
2,500,000	5.000%, 07/01/42	Aa2/NR/NR	2,500,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012B
3,000,000	4.000%, 07/01/30	Aa2/NR/NR	3,000,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015A
$ 200,000	5.000%, 07/01/40	Aa2/NR/AA	$ 216,722

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015B
2,150,000	5.000%, 07/01/30	Aa2/NR/AA	2,329,762
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,009,357

	Total Pre-Refunded Revenue Bonds		31,407,478

	Total Pre-Refunded Bonds		91,861,733

	Total Municipal Bonds (cost $560,244,189)		542,236,152

Shares	Short-Term Investment (0.6%)
3,165,981	Dreyfus Government Cash Management, Institutional Shares, 1.35%**(cost $3,165,981)	Aaa-mf/AAAm/NR	3,165,981

	Total Investments (cost $563,410,170-note b)	98.8%	545,402,133
	Other assets less liabilities	1.2	6,556,926
	Net Assets	100.0%	$ 551,959,059

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa-mf of Moody's or AAA of S&P and AAAm of S&P	4.7%
Pre-Refunded Bonds††	16.8
Aa of Moody's or AA of S&P or Fitch	66.2
A of Moody's or S&P or Fitch	11.9
BBB of S&P	0.4
100.0%

PORTFOLIO ABBREVIATIONS:
AMT	Alternative Minimum Tax
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
NR	Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $563,410,170 amounted to $18,008,037 which consisted of aggregate gross unrealized appreciation of $1,455,255 and aggregate gross unrealized depreciation of $19,463,292.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,165,981
Level 2 – Other Significant Observable Inputs- Municipal Bonds	542,236,152
Level 3 – Significant Unobservable Inputs	–
Total	$545,402,133
+ See schedule of investments for a detailed listing of securities.